INTANGIBLE ASSETS (Details) (USD $)	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Notes to Financial Statements
Technology license		$ 92,112	$ 117,112
Less: accumulated amortization		(36,865)	(55,957)
Intangibles, net	$ 50,816	$ 55,247	$ 61,155